Commitments and Contingencies (Group as Plaintiff) (Details) - 1 months ended Sep. 30, 2013 $ in Millions, ¥ in Billions	USD ($)	CNY (¥)
Unfair competitive practices claim [Member] | Two affiliates of Baidu [Member]
Gain Contingencies [Line Items]
Seeking value in damages	$ 61.7	¥ 0.4